Long-term debt, net (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)

		As of June 30, 2024	As of December 31, 2023	Rate of interest
	Credit facilities
(i)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	$6,000	$6,000	Fixed rate
(ii)	Issued in December 2023 maturing in June 2027 (the “Umbrella Seller’s Credit”)	42,164	—	Fixed rate
(iii)	Assumed in December 2021 fully repaid in June 2024 (the “2021 credit facility”)	—	101,087	Margin + Secured Overnight Financing Rate (“SOFR”)
(iv)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	97,020	99,680	Margin + SOFR
(v)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	93,750	96,875	Margin + SOFR
(vi)	Issued in December 2023 maturing in December 2030 (the “2024 – LNG/C Axios II credit facility ”)	185,000	—	Margin + SOFR
(vii)	Issued in May 2024 maturing in June 2031 (the “2024 – LNG/C Aktoras credit facility”)	240,000	—	Margin + SOFR
(viii)	Issued in June 2024 maturing in June 2031 (the “2024 – LNG/C Aristidis I credit facility”)	155,000	—	Margin + SOFR
(ix)	Issued in June 2024 maturing in July 2032 (the “2024 – LNG/C Apostolos credit facility”)	192,000	—	Margin + SOFR
	Sale and lease back agreements
(x)	Issued in January 2020 fully repaid in April 2024 (the “2020 CMBFL”)	—	26,500	Margin + SOFR
(xi)	Issued in January 2020 fully repaid in April 2024 (the “2020 CMBFL”)	—	26,500	Margin + SOFR
(xii)	Issued in May 2020 fully repaid in March 2024 (the “ICBCFL”)	—	38,332	Margin + SOFR
(xiii)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	121,311	126,479	Margin + SOFR
(xiv)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	116,159	120,232	Margin + SOFR
(xv)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	126,719	130,873	Margin + SOFR
(xvi)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	125,707	129,829	Margin + SOFR
(xvii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	127,608	130,715	Fixed rate
(xviii)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	102,293	104,284	($69,893: Margin + SOFR, $32,400: Fixed rate)
(xix)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	173,063	177,438	Margin + SOFR
(xx)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	185,264	196,317	Margin + SOFR
(xxi)	Issued in December 2023 maturing in May 2032 (the “2023 – LNG/C Assos Jolco”)	240,000	—	($192,000: Margin + SOFR, $48,000: Fixed rate)
	Unsecured Bonds
(xxii)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	160,445	165,984	Fixed rate
(xxiii)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	106,963	110,656	Fixed rate
	Total long-term debt	2,596,466	1,787,781
	Less: Deferred loan and financing arrangements issuance costs	18,047	12,486
	Total long-term debt, net	2,578,419	1,775,295
	Less: Current portion of long-term debt	129,685	105,911
	Add: Current portion of deferred loan and financing arrangements issuance costs	3,516	2,795
	Long-term debt, net	$2,452,250	$1,672,179